Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING REVENUES:
Net revenues	$ 37,363,303	$ 17,225,630
Net revenues - related parties	233,157	213,172
Total operating revenues	37,596,460	17,438,802
COST OF REVENUES	(2,425,420)	(2,642,163)
GROSS PROFIT	35,171,040	14,796,639
OPERATING EXPENSES:
Selling and marketing	(15,598,482)	(4,242,231)
Selling and marketing - related party	(359,968)	(1,762,652)
General and administrative	(8,103,840)	(6,943,803)
General and administrative - related parties	(223,284)	(201,865)
Total operating expenses	(24,285,574)	(13,150,551)
INCOME FROM OPERATIONS	10,885,466	1,646,088
OTHER INCOME
Gain from short-term investment	169,065	93,007
Interest income	197,237	139,916
Other income, net	192,505	169,096
Total other income, net	558,807	402,019
INCOME BEFORE PROVISION FOR INCOME TAXES	11,444,273	2,048,107
PROVISION FOR INCOME TAXES
NET INCOME	11,444,273	2,048,107
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	174,841	1,144,657
COMPREHENSIVE INCOME	$ 11,619,114	$ 3,192,764
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted (in Shares)	20,484,272	15,615,729
EARNINGS PER SHARE
Basic and diluted (in Dollars per share)	$ 0.56	$ 0.13